Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract receivables, included in accounts receivable, net	$ 78,278	$ 45,716
Contract assets	10,673	21,572
Contract liabilities	4,032	824
Significant Changes in Contract Assets
Transferred to receivables from contract assets recognized at the beginning of the period	(14,701)	(9,129)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	2,043	6,183
Increases as a result of work completed, but not yet an unconditional right to consideration	409	8,554
Increases as a result of Nuna acquisition	1,350	0
Significant Changes in Contract Liabilities
Revenue recognized that was included in the contract liability balance at the beginning of the period	(84)	(347)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,379	100
Increases as a result of Nuna acquisition	1,913	0
Performance Obligation
Revenue recognized	$ 2,516	$ 1,177